Intangible assets, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Summary of intangible assets, net
Gross carrying value	¥ 118,496,000	¥ 57,996,000
Accumulated amortization	(50,188,000)	(34,518,000)
Total	68,308,000	23,478,000		$ 10,719
Amortization expenses	15,700,000	11,500,000	¥ 11,200,000
Impairment charge	0	0	¥ 0
Software
Summary of intangible assets, net
Gross carrying value	3,083,000	3,083,000
Accumulated amortization	(961,000)	(653,000)
Total	2,122,000	2,430,000
Licenses
Summary of intangible assets, net
Gross carrying value	54,904,000	54,904,000
Accumulated amortization	(44,839,000)	(33,857,000)
Total	10,065,000	21,047,000
Content
Summary of intangible assets, net
Gross carrying value	31,500,000
Accumulated amortization	(3,150,000)
Total	28,350,000
Brand name
Summary of intangible assets, net
Gross carrying value	25,000,000
Accumulated amortization	(950,000)
Total	24,050,000
Technology
Summary of intangible assets, net
Gross carrying value	4,000,000
Accumulated amortization	(280,000)
Total	3,720,000
Others
Summary of intangible assets, net
Gross carrying value	9,000	9,000
Accumulated amortization	(8,000)	(8,000)
Total	¥ 1,000	¥ 1,000